Inventories, Net (Tables)	12 Months Ended
Dec. 31, 2023
Inventories [Abstract]
Schedule of Inventories	Inventories consisted of the following:
	As of December 31,
	2022	2023
	RMB	RMB
Raw materials	-	182,882
Finished goods	6,297,052	10,478,683
Less: allowance for provision	(181,499)	(677,465)

Inventories, net	6,115,553	9,984,100

Schedule of Allowance for Inventory Valuation	The movement of the allowance for inventory valuation is as follows:
	For the Years Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Balance at the beginning of the year	-	(59,960)	(181,499)

Current year provision	(1,259,972)	(149,075)	(802,807)
Write-downs	1,200,012	27,536	306,841

Balance at the end of the year	(59,960)	(181,499)	(677,465)